NASDAQ-100 2x Strategy Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.88%	20.18%	18.53%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	39.84%	27.40%	27.22%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	35.74%	24.74%	24.42%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	23.74%	21.32%	22.08%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	35.15%	27.14%	27.57%